INSURANCE RESERVES	12 Months Ended
Dec. 31, 2015
Insurance Loss Reserves [Abstract]
INSURANCE RESERVES
NOTE 23: INSURANCE RESERVES

Ethniki Hellenic General Insurance S.A. (“EH”) has consistently made a provision for loss reserves by estimating the potential liability on a claim by claim basis. Activity in the liability for outstanding claims and claim adjustment expenses for the year ended December 31, comprises of:

	2014	2015
	(EUR in millions)
Property and casualty reserves
Reserve for outstanding claims and claim adjustment expenses as at January 1,	603	578
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	110	114
Change in provision for insured events of prior years	(36)	(61)
Total incurred claims and claim adjustment expenses	74	53
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(32)	(27)
Claims and claim adjustment expenses attributable to insured events of prior years	(68)	(64)
Total payments	(100)	(91)
Changes in unearned premium reserves	1	(11)
Reserves for outstanding claims and claim adjustment expenses as at December 31,	578	529

The share of reinsurers in property and casualty insurance reserves amounted to EUR 330 million and EUR 288 million at December 31, 2014 and 2015 respectively. Acquisition costs amortized for the year ended December 31, 2015 amounted to EUR 22 million. The change in the provision for insured events of prior years is due to the adjustment of the case reserves as new information becomes available.

	2014	2015
	(EUR in millions)
Future policy benefit liabilities
Mathematical and other future policy benefit liabilities at 1 January	1,901	1,670
Increase in reserves	23	166
Paid claims and other movements	(254)	(271)
Mathematical and other future policy benefit liabilities at December 31,	1,670	1,565
Total insurance reserves	2,248	2,094

The interest rate curve used in estimating insurance contract liabilities is the ECB AAA curve plus a spread based on estimates of investment yields, net of related investment expenses, expected at the time the insurance contracts are made, and including a risk of adverse deviation. Interest assumptions are adjusted in the event that a premium deficiency exists.

Reinsurance arrangements
The reinsurance program of EH is designed to minimize the Group’s exposure to large claims and reduce accumulation against catastrophic risks. The level of risk retained by the Group is determined by the levels of Shareholder Equity, Gross Written Premium and Possible Maximum Loss per type of risk underwritten.

Income from insurance operations at December 31, comprised:

	2013	2014	2015
	(EUR in millions)
Gross written premiums	511	506	476
Cancellation commissions	2	2	1
Total income from insurance operations	513	508	477

Reinsurance

We assume and cede reinsurance with other insurance companies, mainly in the property and casualty lines of business.
Our reinsurance program consists of non-proportional treaties in motor and property, per risk and catastrophe business, which are our main lines of property and casualty business. Other lines of business are covered mainly by proportional treaties.
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

Short-duration life insurance contracts
	2013	2014	2015
	(EUR in millions)
Premiums written	153	160	155
Reinsurance ceded	(4)	-	-
Net written premiums	149	160	155

Premiums earned	151	160	149
Reinsurance ceded	(8)	-	-
Net earned premiums	143	160	149

Included in premiums earned for 2013, 2014 and 2015 are reinsurance premiums assumed of EUR 1 million, NIL and NIL respectively.
Net premiums earned on long-duration life insurance contracts amounted to EUR 151 million, EUR 94 million and EUR 110 million for 2013, 2014 and 2015 respectively.

Property and casualty insurance contracts
	2013	2014	2015
	(EUR in millions)
Direct premiums written	259	238	210
Reinsurance premiums assumed	8	7	(1)
Reinsurance ceded	(58)	(70)	(70)
Net premiums written	209	175	139

Direct premiums earned	279	244	224
Reinsurance premiums assumed	4	4	(1)
Reinsurance ceded	(60)	(71)	(72)
Net premiums earned	223	177	151